Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases
Schedule of right of use assets

			Plant,
			equipment	Mineral
	Land	Buildings	and vehicles	assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm
Right of use assets
Carrying amount at 30 June 2023	127	4 712	6 845	1	11 685
Cost	333	8 264	13 174	4	21 775
Accumulated depreciation and impairment	(206)	(3 552)	(6 329)	(3)	(10 090)
Additions	11	1 274	1 559	—	2 844
Modifications and reassessments	(6)	(13)	882	—	863
Translation of foreign operations	(5)	(45)	(191)	—	(241)
Terminations	—	(99)	(57)	—	(156)
Current year depreciation charge	(10)	(627)	(1 840)	(1)	(2 478)
Impairment of right of use assets (note 8)	—	(101)	(65)	—	(166)
Carrying amount at 30 June 2024	117	5 101	7 133	—	12 351
Cost	326	8 919	14 647	—	23 892
Accumulated depreciation and impairment	(209)	(3 818)	(7 514)	—	(11 541)
Additions	13	868	1 072	—	1 953
Modifications and reassessments	—	35	654	—	689
Reclassification to assets	—	—	(129)	—	(129)
Translation of foreign operations	7	28	(25)	—	10
Terminations	(17)	(5)	(132)	—	(154)
Current year depreciation charge	(8)	(553)	(1 942)	—	(2 503)
Net impairment of right of use assets (note 8)	142	(352)	(173)	—	(383)
Carrying amount at 30 June 2025	254	5 122	6 458	—	11 834
Cost	305	9 840	14 740	—	24 885
Accumulated depreciation and impairment	(51)	(4 718)	(8 282)	—	(13 051)

Schedule of lease liabilities

		2025	2024
for the year ended 30 June	Note	Rm	Rm
Lease liabilities
Total long-term lease liabilities		15 177	15 173
Short-term portion (included in short-term debt)	15	2 183	2 264
		17 360	17 437
Reconciliation
Balance at beginning of year		17 437	16 297
New lease contracts		1 928	2 884
Payments made on lease liabilities		(3 077)	(2 698)
Modifications and reassessments		685	865
Interest accrued		530	520
Termination of lease liability		(168)	(155)
Translation of foreign operations		25	(276)
Balance at end of year		17 360	17 437

Schedule of amounts recognised in income statement and cash flow

	2025	2024	2023
for the year ended 30 June	Rm	Rm	Rm
Amounts recognised in income statement
Interest expense (included in net finance cost)	1 669	1 557	1 451
Expense relating to short-term leases*	634	626	596
Expense relating to leases of low-value assets that are not shown above as short-term leases*	73	82	87
Expense relating to variable lease payments not included in lease liabilities (included in other operating expenses and income)*	55	56	49
Amounts recognised in statement of cash flows
Total cash outflow on leases	4 978	4 499	4 159
*	Included in cash paid to suppliers and employees in the statement of cash flows.

Schedule of incremental borrowing rates

Southern Africa	9,00 – 14,83% (2024: 11,09 – 15,59%)
North America	6,37 – 7,34% (2024: 7,86 – 9,22%)
Eurasia	2,46 – 7,78% (2024: 3,35 – 14,89%)